WARRANTS (Detail) - Schedule of Warrant Valuation (Tangiers Investors LP June 19, 2012 #2 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP June 19, 2012 #2 [Member]
Stock Price on Measurement Date (in Dollars per share)	$ 0.075
Exercise Price of Warrants (in Dollars per Item)	0.14
Term of Warrants (years)	5 years
Computed Volatility	140.00%
Annual Dividends	0.00%
Discount Rate	0.71%